Subsequent Events (Details) - Subsequent Event - Fortissimo Capital Fund VI, L.P. $ in Millions	Feb. 02, 2025 USD ($) Rate shares
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction | $	$ 120
Sale of Stock, Number of Shares Issued in Transaction | shares	11,650,485
Sale of Stock, Percentage of Ownership after Transaction | Rate	15.50%